Vessel, net - Schedule of Vessels (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Beginning balance	$ 121,341
Depreciation for the period	4,164	$ 4,318
Ending balance	117,177
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	138,060
Depreciation for the period
Ending balance	138,060
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(16,719)
Depreciation for the period	(4,164)
Ending balance	(20,883)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	121,341
Depreciation for the period	(4,164)
Ending balance	$ 117,177